UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment (Check only one.):              [  ] is a restatement.
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                  Salzman & Co., Inc.
   Address:               One Landmark Square
                          Suite 650
                          Stamford, CT 06901

   Form 13F File Number:  028-12438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:   Stephen B. Salzman
   Title:  CEO/President
   Phone:  203-302-2701

   /s/ Stephen B. Salzman          Greenwich, CT           February 14, 2012
   ------------------------        -------------           -----------------
   Signature                       City, State             Date


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                        22

Form 13F Information Table Value Total (in thousands):   $258,510

List of Other Included Managers:

NONE

                           FORM 13F INFORMATION TABLE

Column 1                      Column 2   Column 3  Column 4         Column 5         Column 6   Column 7         Column 8
----------------------------  --------  ---------  --------  ---------------------  ----------  --------  ----------------------
                               TITLE
                                 OF                 VALUE    SHRS OR   SH/    PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP    (X$1000)  PRN AMT   PRN    CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
----------------------------  --------  ---------  --------  -------   ---    ----  ----------  --------  -------  ------ ------
AEROPOSTALE INC                 COMM    007865108     1760    115431    SH             Sole                115431
BANK OF AMERICA CORP            COMM    060505104    15370   2764400    SH             Sole               2764400
BANK OF NEW YORK MELLON CORP    COMM    064058100    13272    666600    SH             Sole                666600
BOEING CO                       COMM    097023105     7240     98700    SH             Sole                 98700
CITIGROUP INC                   COMM    172967424    20882    793690    SH             Sole                793690
COCA-COLA CO/THE                COMM    191216100     1071     15300    SH             Sole                 15300
CVS CAREMARK CORP               COMM    126650100     8784    215400    SH             Sole                215400
FINANCIAL SELECT SECTOR SPDR    ETF     81369Y605    10117    778200    SH             Sole                778200
GENERAL DYNAMICS CORP           COMM    369550108    18887    284400    SH             Sole                284400
GOLDMAN SACHS GROUP INC         COMM    38141G104    12452    137697    SH             Sole                137697
GOOGLE INC-CL A                 COMM    38259P508     1550      2400    SH             Sole                  2400
HEWLETT-PACKARD CO              COMM    428236103     5196    201700    SH             Sole                201700
INTL BUSINESS MACHINES CORP     COMM    459200101     6712     36500    SH             Sole                 36500
J.C. PENNEY CO INC              COMM    708160106     3902    111000    SH             Sole                111000
SCHWAB (CHARLES) CORP           COMM    808513105    13814   1226800    SH             Sole               1226800
SEADRILL LIMITED SHS            COMM    G7945E105      577     17400    SH             Sole                 17400
SPDR S&P 500 ETF TRUST          ETF     78462F103    79839    636170    SH             Sole                636170
UNITEDHEALTH GROUP INC          COMM    91324P102     6041    119200    SH             Sole                119200
US BANCORP                      COMM    902973304    13969    516400    SH             Sole                516400
VISTAPRINT NV                   COMM    N93540107     1200     39200    SH             Sole                 39200
WALTER ENERGY INC               COMM    93317Q105     2204     36400    SH             Sole                 36400
WELLS FARGO & COMPANY           COMM    949746101    13673    496100    SH             Sole                496100